Finance Costs - Disclosure of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finance Costs [Abstract]
Debt facilities	$ 10,541	$ 10,593
Lease liabilities	2,013	1,479
Loss on settlement of senior convertible note	4,642	0
Accretion of decommissioning liabilities	3,228	2,362
Silver sales and other	580	339
Finance costs	$ 21,004	$ 14,773